DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]
The fair value of the Group's outstanding derivative instruments and the effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the years ended December 31, 2017 and 2018 are summarized below:

Foreign exchange forward		December 31,
and options contracts	Balance sheet	2017	2018

Fair value of foreign exchange forward and options collar (cylinder) contracts	"Other payables and accrued expenses"	$-	$293

Gains (losses) recognized in other comprehensive income (loss) (effective portion)	"Other comprehensive income (loss)"	$142	$(244)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The effect of derivative instruments in cash flow hedging relationship on income for the years ended December 31, 2017 and 2018 is summarized below:

Foreign exchange forward	Comprehensive	Year Ended December 31,
and options contracts	Income (loss)	2017	2018

Comprehensive income (loss) from derivatives before reclassifications	"Other comprehensive income (loss)"	$1,739	$(489)

Income (loss) reclassified from accumulated other comprehensive income (loss) (effective portion)	"Operating expenses (income)"	$1,597	$(245)